CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Income and Comprehensive Income
Net income	$ 506,622	$ 671,135	$ 618,158
Reclassification to retained earnings due to cumulative effect of accounting change	0	(50)	(605)
Other comprehensive income (loss) before tax:
Foreing currency translation adjustment	(14,471)	(6,847)	(6,902)
Adjustment of pension and postretirement benefit plans	(9,032)	(21,874)	(15,497)
Amortization of net losses of pension and postretirement benefit plans	21,447	23,508	21,542
Amortization of prior service credit of pension and postretirement benefit plans	0	0	(3,470)
Unrealized holding gains (losses) on debt securities arising during the period	419,993	286,063	(71,255)
Reclassification adjustment for (gains) losses included in net income	(41)	20	0
Unrealized net (losses) gains on cash flow hedges	(8,872)	(5,741)	536
Reclassification adjustment for net losses (gains) included in net income	6,379	3,882	(1,110)
Other comprehensive income (loss) before tax	415,403	278,961	(76,761)
Income tax expenses	(55,474)	(20,925)	(561)
Total other comprehensive income (loss), net of tax	359,929	258,036	(77,322)
Comprehensive income, net of tax	$ 866,551	$ 929,171	$ 540,836